Basis of Presentation and Summary of Significant Accounting Policies (Details)		1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 18, 2023	Nov. 14, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Sep. 19, 2023 USD ($)	Mar. 23, 2023 USD ($)	Mar. 22, 2023 USD ($)	Dec. 31, 2021 USD ($)	Oct. 04, 2021 $ / shares	Dec. 31, 2020 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments					1
Working capital deficit (in Dollars)			$ 11,200,000		$ 7,800,000
Fund future operations (in Dollars)			$ 209,577	$ 9,498,923	8,183,255				$ 14,442,526		$ 18,340,640
Bid price (in Dollars per share) | $ / shares			$ 1
Minimum listing (in Dollars)						$ 2,500,000	$ 2,500,000	$ 2,500,000
Compliance period	180 days
Allowance for credit losses (in Dollars)			$ 100,000		$ 400,000
Conversion price per share (in Dollars per share) | $ / shares					$ 4.6
Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life					3 years
Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life					7 years
Senior Notes [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares										$ 4.75
One Other Government Customer [Member] | Total Revenues [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Government clients			2	2
One Government Client [Member] | Total Revenues [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues			27.00%
Two Government Client [Member] | Total Revenues [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues				26.00%
Two Government Client [Member] | Account Receivable [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Government clients			2		2
Total revenues					33.00%
Subsequent Event [Member] | Senior Notes [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Convertible notes (in Dollars)		$ 125,000
Shares of common stock		250,000
Conversion price per share (in Dollars per share) | $ / shares		$ 0.5
Software and Software Development Costs [Member] | Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life					2 years
Software and Software Development Costs [Member] | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life					5 years